Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Shareholders' Equity [Abstract]
Schedule of assumptions used in estimation of grant date fair value of options
2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	1.33%
Expected dividend yield	0.0%
Average expected volatility (b)	64.71%
Termination rate	9%
Suboptimal rate (c)	3.2

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

Schedule of assumptions used in estimation of grant date fair value of RSUs
3.	The Company recognizes compensation expenses on these RSUs based on estimated grant date fair value, with the following assumptions:

Expected dividend yield	2.06%
Termination rate	4.35%

Stock Option Summary
F.	The following table summarizes information regarding stock options as at December 31, 2014:

	Options outstanding		Options exercisable
		Weighted average		Weighted average
		remaining		remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)

15.28	192,130	5.7	78,130	5.7

Summary of information regarding Restricted Share Units
G.	The following table summarizes information regarding Restricted Share Units as at December 31, 2014:

Restricted	Vested
Share Units	Restricted
Outstanding	Share Units

74,000	-

Stock Option Activity
H.	The stock option activity under the abovementioned plans is as follows:

			Weighted
		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2012	257,425

Granted	240,000	15.28	6.54
Exercised	(82,338)	3.35	1.81
Forfeited	(2,000)	15.28	6.54

Balance at December 31, 2012	413,087

Exercised	(132,587)	14.28	6.61
Forfeited	(7,750)	15.28	6.54

Balance at December 31, 2013	272,750

Exercised	(78,620)	17.19	7.70
Forfeited	(2,000)	15.28	6.54

Balance at December 31, 2014	192,130
Exercisable at December 31, 2014	78,130

Schedule of Restricted Share Units activity
I.	The Restricted Share Units activity under the abovementioned plans is as follows:

Weighted
	Number of	average
	Restricted	grant date
	Share Units	fair value
	US$	US$
Balance at January 1, 2014	-
Granted	74,000	46.07
Balance at December 31, 2014	74,000

Summary of Allocation of the Stock-Based Compensation Expenses
J.	During 2012, 2013 and 2014, the Company recorded share-based compensation expenses. The following summarizes the allocation of the stock-based compensation expenses:

	Year ended December 31
	2012	2013	2014
	US$ thousands	US$ thousands	US$ thousands

Cost of sales	46	103	124
Research and development costs	130	193	340
Selling and marketing expenses	159	177	366
General and administrative expenses	209	195	436
	544	668	1,266